UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09153

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

November 30, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Annual Report

November 30, 2016

California (CEV)    •    Massachusetts (MMV)     •    Michigan (EMI)    •     New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •    Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Annual Report November 30, 2016

Eaton Vance

Municipal Income Trusts

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Trust	4
Massachusetts Municipal Income Trust	5
Michigan Municipal Income Trust	6
New Jersey Municipal Income Trust	7
New York Municipal Income Trust	8
Ohio Municipal Income Trust	9
Pennsylvania Municipal Income Trust	10

Endnotes and Additional Disclosures	11

Financial Statements	12

Report of Independent Registered Public Accounting Firm	72

Federal Tax Information	73

Dividend Reinvestment Plan	74

Management and Organization	76

Important Notices	79

Eaton Vance

Municipal Income Trusts

November 30, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

As the period opened on December 1, 2015, U.S. Treasurys, along with municipal bonds, were several months into a rally that would continue for much of the period.

Concerns about the Chinese economy, falling commodity prices and interest rate uncertainty led many asset classes to experience dramatic volatility in late 2015. But the municipal market, a high quality asset class with a generally improving credit landscape, continued its steady rally despite the Federal Reserve Board (the Fed) rate hike in December 2015.

In January of 2016, the municipal rally accelerated as U.S. equities experienced what was widely reported as their worst-ever start to a new year. Plummeting oil prices and slowing economic growth in China helped drive a global “flight to quality,” with investors fleeing asset classes regarded as risky for the perceived safety of U.S. Treasurys and municipal bonds. Falling government interest rates around the world, driven by actions such as quantitative easing in Japan and the European Union, put many sovereign rates into negative territory and made U.S. Treasurys look attractive by comparison.

Great Britain’s June 2016 vote to leave the European Union, ongoing Fed caution, and mixed U.S. economic reports continued to fuel the municipal rally in the summer of 2016. Even the Commonwealth of Puerto Rico’s July 1, 2016 default on over $1 billion in municipal bond and debt service payments — its second default in 2016 and its largest to date — failed to put a dent in the municipal rally, as the market had expected the defaults for some time.

In early fall, however, remarks by the European Central Bank, the Bank of Japan and the Fed seemed to indicate that rates might begin to rise sooner than markets had anticipated. As a result, municipal rates crept upward in September and October of 2016. In the final month of the period, Donald Trump’s surprise win in the U.S. presidential election precipitated one of the largest municipal market declines in at least two decades. Rates rose and prices fell as markets anticipated that decreasing regulation and lower tax rates under a Trump administration could lead to higher economic growth and inflation. In general, municipal market returns were virtually flat for the period, with coupon yields and price appreciation earlier in the fiscal year balanced by price declines in the closing months.

For the one-year period as a whole, the yield curve for municipal AAA-rated7 issues flattened with rates rising throughout the curve, but with the greatest increases occurring in the short end of the curve, causing the curve to flatten. Across the yield curve, municipal bonds, which had outperformed U.S. Treasurys from the beginning of the period until the election, underperformed U.S. Treasurys for the period as a whole.

Fund Performance

For the fiscal year ended November 30, 2016, the California, Michigan, New Jersey, New York, Ohio and Pennsylvania Trusts’ (the Funds) shares at net asset value (NAV) outperformed the 0.39% return of the Bloomberg Barclays Long (22+) Year Municipal Bond Index (the Index),2 while the Massachusetts Fund at NAV underperformed the Index.

During the period, each Fund benefited from the tender and repurchase of a portion of its Auction Preferred Shares (APS) at 95.5% of the Fund’s APS per share liquidation preference.

Each Fund’s overall strategy is to invest primarily in investment grade bonds of the Fund’s particular state. Management may hedge to various degrees against the greater potential risk of volatility caused by the use of leverage and by investing in bonds at the long end of the yield curve by using U.S. Treasury futures. As a risk management tactic within each Fund’s overall strategy, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During the period, the California, Massachusetts, New Jersey, New York and Pennsylvania Funds did employ a hedging strategy, but that strategy did not have a material effect on the performance of those Funds versus the Index.

In managing the Funds, management employs leverage through Residual Interest Bond (RIB) and/or APS and Institutional MuniFund Term Preferred (iMTP) Shares6 to seek to enhance the Funds’ tax-exempt income. The use of leverage has the effect of achieving additional exposure to the municipal market, and thus magnifying a Fund’s exposure to its underlying investments in both up and down market environments. During this period, the additional income derived from the use of leverage contributed to Fund performance versus the Index — which does not employ leverage — for all seven Funds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Trusts

November 30, 2016

Management’s Discussion of Fund Performance—continued

State-specific Results

Eaton Vance California Municipal Income Trust shares at NAV returned 1.38%, outperforming the 0.39% return of the Index. Contributors to Fund performance versus the Index included leverage, as noted earlier, as well as an overweight in zero-coupon bonds, security selection in the hospitals and health care sector, and security selection in insured Puerto Rico bonds. The majority of the Fund’s Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period. As the period ended, the situation in Puerto Rico was continuing to evolve. In contrast, security selection in general obligation bonds, security selection in the water and sewer sector, and security selection in bonds with coupon rates below 5% all detracted from Fund performance relative to the Index.

Eaton Vance Massachusetts Municipal Income Trust shares at NAV returned 0.05%, underperforming the 0.39% return of the Index. Detractors from performance versus the Index included an overweight and security selection in the education sector, security selection in A-rated bonds, and security selection in bonds with 25 years or more remaining to maturity. Leverage, security selection in insured Puerto Rico bonds, and security selection in BBB-rated bonds contributed to performance relative to the Index, as did an overweight and security selection in the hospitals and health care sector.

Eaton Vance Michigan Municipal Income Trust shares at NAV returned 2.98%, outperforming the 0.39% return of the Index. Leverage, an overweight and security selection in insured Puerto Rico bonds, security selection in the water and sewer sector, and an overweight in prerefunded, or escrowed, bonds all helped performance relative to the Index during the period. In contrast, security selection in BBB-rated bonds and an overweight in general obligation bonds detracted from results versus the Index.

Eaton Vance New Jersey Municipal Income Trust shares at NAV returned 2.13%, outperforming the 0.39% return of the Index. Leverage, an overweight and security selection in insured Puerto Rico bonds, an overweight and security selection in the education sector, an overweight in pre-refunded bonds, and security selection in A-rated bonds all contributed to Fund performance versus the Index. Detractors from the Fund’s performance relative to the Index included security selection in BBB-rated bonds, security selection in zero-coupon bonds, and security selection in the water and sewer sector.

Eaton Vance New York Municipal Income Trust shares at NAV returned 1.69%, outperforming the 0.39% return of the Index. Leverage aided performance relative to the Index, as did an overweight and security selection in the hospitals and health care sector, an overweight and security selection in zero-coupon bonds, and an overweight in bonds rated BBB and below. Detractors from performance versus the Index included security selection in the transportation sector and security selection in 4.0% — 4.5% coupon bonds.

Eaton Vance Ohio Municipal Income Trust shares at NAV returned 2.26%, outperforming the 0.39% return of the Index. Contributors to results versus the Index included leverage, an overweight and security selection in insured Puerto Rico bonds, and security selection in the hospitals and health care sector. Performance versus the Index was hurt by security selection in zero-coupon bonds, security selection and an overweight in bonds rated BBB and below, and security selection and an overweight in the housing sector.

Eaton Vance Pennsylvania Municipal Income Trust shares at NAV returned 3.46%, outperforming the 0.39% return of the Index. Leverage, an overweight and security selection in insured Puerto Rico bonds, security selection in zero-coupon bonds, and an overweight and security selection in the hospitals and health care sector all contributed to Fund performance versus the Index. Detractors from performance relative to the Index included security selection in local general obligation bonds, security selection in the resource recovery sector, and security selection in bonds with coupon rates below 5%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

California Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.38%	7.81%	4.23%
Fund at Market Price	—	–0.68	5.00	4.06
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–9.85%

Distributions[5]
Total Distributions per share for the period				$0.607
Distribution Rate at NAV				3.86%
Taxable-Equivalent Distribution Rate at NAV				7.87%
Distribution Rate at Market Price				4.29%
Taxable-Equivalent Distribution Rate at Market Price				8.74%

% Total Leverage[6]
Auction Preferred Shares (APS)				1.87%
Institutional MuniFund Term Preferred (iMTP) Shares				29.28
Residual Interest Bond (RIB) Financing				7.38

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	0.05%	6.06%	4.54%
Fund at Market Price	—	–1.02	2.99	4.46
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–8.45%

Distributions[5]
Total Distributions per share for the period				$0.589
Distribution Rate at NAV				3.61%
Taxable-Equivalent Distribution Rate at NAV				6.72%
Distribution Rate at Market Price				3.94%
Taxable-Equivalent Distribution Rate at Market Price				7.34%

% Total Leverage[6]
APS				5.26%
iMTP Shares				27.17
RIB Financing				3.10

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Michigan Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.98%	7.34%	5.40%
Fund at Market Price	—	6.21	6.40	5.11
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–10.96%

Distributions[5]
Total Distributions per share for the period				$0.621
Distribution Rate at NAV				3.71%
Taxable-Equivalent Distribution Rate at NAV				6.85%
Distribution Rate at Market Price				4.17%
Taxable-Equivalent Distribution Rate at Market Price				7.70%

% Total Leverage[6]
APS				1.39%
iMTP Shares				36.07

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.13%	6.48%	4.18%
Fund at Market Price	—	1.79	3.48	3.71
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–11.02%

Distributions[5]
Total Distributions per share for the period				$0.640
Distribution Rate at NAV				4.38%
Taxable-Equivalent Distribution Rate at NAV				8.50%
Distribution Rate at Market Price				4.92%
Taxable-Equivalent Distribution Rate at Market Price				9.55%

% Total Leverage[6]
APS				4.40%
iMTP Shares				28.85
RIB Financing				5.30

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

New York Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	1.69%	7.33%	4.66%
Fund at Market Price	—	–0.53	5.45	4.39
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–7.52%

Distributions[5]
Total Distributions per share for the period				$0.667
Distribution Rate at NAV				4.40%
Taxable-Equivalent Distribution Rate at NAV				8.53%
Distribution Rate at Market Price				4.76%
Taxable-Equivalent Distribution Rate at Market Price				9.22%

% Total Leverage[6]
APS				3.24%
iMTP Shares				23.28
RIB Financing				12.75

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Ohio Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	2.26%	7.56%	5.24%
Fund at Market Price	—	3.83	5.84	5.05
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–8.55%

Distributions[5]
Total Distributions per share for the period				$0.691
Distribution Rate at NAV				4.11%
Taxable-Equivalent Distribution Rate at NAV				7.64%
Distribution Rate at Market Price				4.50%
Taxable-Equivalent Distribution Rate at Market Price				8.37%

% Total Leverage[6]
APS				6.49%
iMTP Shares				27.62
RIB Financing				2.18

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2016

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	3.46%	6.70%	4.83%
Fund at Market Price	—	7.06	3.79	4.35
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	0.39%	5.09%	4.35%

% Premium/Discount to NAV[4]
				–10.31%

Distributions[5]
Total Distributions per share for the period				$0.623
Distribution Rate at NAV				3.99%
Taxable-Equivalent Distribution Rate at NAV				7.27%
Distribution Rate at Market Price				4.45%
Taxable-Equivalent Distribution Rate at Market Price				8.11%

% Total Leverage[6]
APS				7.40%
iMTP Shares				29.89

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

Municipal Income Trusts

November 30, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Prior to August 24, 2016, Bloomberg Barclays Long (22+) Year Municipal Bond Index was named Barclays Long (22+) Year Municipal Bond Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[4]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors.

As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Michigan Municipal Income Trust.

[6]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short- term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

11

Eaton Vance

California Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 152.3%

Security	Principal Amount (000’s omitted)	Value

Education — 9.0%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$219,127
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	370,831
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	802,879
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,851,632
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	274,386
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	694,688
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	459,177
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	315,749
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	921,432
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	959,854
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,005,452
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	895	977,483

		$8,852,690

Electric Utilities — 8.6%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$294,300
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,295,643
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,656,900
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,122,340
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,504,572
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	742,968
Vernon, Electric System Revenue, 5.125%, 8/1/21	775	832,280

		$8,449,003

Escrowed / Prerefunded — 12.9%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$756,413
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,368,213
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	2,490	2,676,103

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	$1,475	$1,618,075
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	389,065
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	526,383
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	785,338
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,334,485
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	518,975
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	388,437
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	335	358,530

		$12,720,017

General Obligations — 27.1%
California, 5.00%, 10/1/31	$1,885	$2,142,227
California, 5.50%, 11/1/35	1,600	1,800,928
California, 6.00%, 4/1/38	750	820,193
Escondido, 5.00%, 9/1/36	1,000	1,117,790
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,013,190
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	995,410
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,010,108
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,632,926
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	959,631
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	744,426
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,255,892
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)(2)	3,180	3,435,481
Santa Clarita Community College District, 4.00%, 8/1/46	2,500	2,448,775
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,383,404

		$26,760,381

Hospital — 13.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,124,540
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	211,780

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	$635	$697,274
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	997,169
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,247,640
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,106,020
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,259,340
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	585,113
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,900	1,928,842
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,808,912

		$12,966,630

Insured – Education — 1.5%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,446,587

		$1,446,587

Insured – Escrowed / Prerefunded — 18.0%
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), Prerefunded to 5/15/17, 5.00%, 11/15/38(2)	$5,000	$5,094,900
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	5,130	3,988,267
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,918,145
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,061,120
San Diego County Water Authority Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(2)	3,500	3,693,410

		$17,755,842

Insured – General Obligations — 4.8%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,090,960
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,635,769

		$4,726,729

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.4%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,370,927

		$4,370,927

Insured – Special Tax Revenue — 5.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$968,206
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	418,551
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/32	1,385	1,554,829
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,321,928

		$5,263,514

Insured – Transportation — 8.9%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$2,821,500
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,455,470
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	850,941
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	1,275	1,285,289
San Jose, Airport Revenue, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	1,350	1,364,661

		$8,777,861

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,015,284

		$1,015,284

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$396,023

		$396,023

Senior Living / Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$318,145
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(3)	600	666,090
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	604,475

		$1,588,710

13	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 16.5%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$846,661
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	291,116
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	469,536
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,611,847
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	270,276
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	540,936
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	270,468
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	377,042
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	270,120
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,637,432
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,500	1,691,445
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,403,712
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	536,478
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	799,668
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,815,456
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,532,557
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	889,208

		$16,253,958

Transportation — 12.3%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,089,010
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	2,120	2,318,050
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,625,760
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,572,600
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,760	2,993,579
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,482,893

		$12,081,892

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 6.9%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/45	$1,925	$2,143,256
Metropolitan Water District of Southern California, 5.00%, 7/1/40	1,000	1,128,570
San Mateo, Sewer Revenue, 5.00%, 8/1/36	1,700	1,864,662
Upper Santa Clara Joint Powers Financing Authority, 5.00%, 8/1/41	1,500	1,692,345

		$6,828,833

Total Tax-Exempt Municipal Securities — 152.3% (identified cost $142,353,702)		$150,254,881

Taxable Municipal Securities — 6.9%

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.0%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,905,645

		$1,905,645

Insured – Special Tax Revenue — 3.8%
Successor Agency to Roseville Redevelopment Agency, (BAM), 4.066%, 9/1/40	$4,000	$3,777,440

		$3,777,440

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,098,468

		$1,098,468

Total Taxable Municipal Securities — 6.9% (identified cost $6,950,000)		$6,781,553

Total Investments — 159.2% (identified cost $149,303,702)		$157,036,434

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.0)%		$(3,000,118)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.6)%		$(46,975,000)

Other Assets, Less Liabilities — (8.6)%		$(8,428,467)

Net Assets Applicable to Common Shares — 100.0%		$98,632,849

14	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 29.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.4% to 14.0% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,778,532.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $666,090 or 0.7% of the Trust’s net assets applicable to common shares.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Mar-17	$(4,745,453)	$(4,731,594)	$13,859
U.S. Long Treasury Bond	29	Short	Mar-17	(4,410,880)	(4,387,156)	23,724

						$37,583

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 150.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.8%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,113,685
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,212,394

		$2,326,079

Education — 29.0%
Massachusetts Development Finance Agency, (Bentley University), 5.00%, 7/1/40	$1,000	$1,095,630
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	1,000	1,090,810
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,776,838
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,182,859
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	842,865
Massachusetts Development Finance Agency, (Worcester Polytechnic Institute), 5.00%, 9/1/52	1,000	1,082,530
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	108,022
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,053,182
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,471,513
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	839,033

		$11,543,282

Escrowed / Prerefunded — 23.2%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$140	$149,064
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/31	1,665	852,164
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/34	5,195	2,302,320
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	664,544
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,080,404
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), Prerefunded to 10/1/17, 5.00%, 10/1/32	1,395	1,442,876
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	425,217
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,517,867

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	$750	$812,280

		$9,246,736

General Obligations — 10.3%
Boston, 4.00%, 4/1/24	$300	$324,732
Danvers, 5.25%, 7/1/36	885	997,183
Lexington, 4.00%, 2/1/23	355	395,331
Plymouth, 5.00%, 5/1/31	345	380,211
Plymouth, 5.00%, 5/1/32	315	347,149
Wayland, 5.00%, 2/1/33	510	561,586
Wayland, 5.00%, 2/1/36	770	846,276
Winchester, 5.00%, 4/15/36	245	270,855

		$4,123,323

Hospital — 28.1%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,072,600
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	600	698,382
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	199,447
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	600,180
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,364,138
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	500	541,750
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	700,374
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	606,310
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,309,123
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	542,380
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,193,963
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,030,392
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	945	964,278
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	368,043

		$11,191,360

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Housing — 2.2%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$884,820

		$884,820

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$801,824

		$801,824

Insured – Education — 7.2%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,214,960
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)(3)	1,365	1,654,162

		$2,869,122

Insured – Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$596,789

		$596,789

Insured – Escrowed / Prerefunded — 3.5%
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(2)	$1,340	$1,378,807

		$1,378,807

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,259,340

		$1,259,340

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$335	$364,875

		$364,875

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$749,365

		$749,365

Insured – Special Tax Revenue — 9.6%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$900	$1,043,235
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,356,337

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$1,000	$1,218,900
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	220,591

		$3,839,063

Insured – Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$185	$193,286

		$193,286

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$319,879

		$319,879

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	$500	$542,840
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	548,268

		$1,091,108

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$135,290
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,128
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	458,769

		$734,187

Student Loan — 3.3%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,314,735

		$1,314,735

Transportation — 10.8%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,615,770
Massachusetts Port Authority, 5.00%, 7/1/28	500	555,685

17	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/34	$670	$731,070
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,386,025

		$4,288,550

Water and Sewer — 2.0%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$545,094
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/31	225	247,770

		$792,864

Total Tax-Exempt Municipal Securities — 150.3% (identified cost $56,975,900)		$59,909,394

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$785,332

Total Taxable Municipal Securities — 2.0% (identified cost $735,750)		$785,332

Total Investments — 152.3% (identified cost $57,711,650)		$60,694,726

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (8.2)%		$(3,250,008)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (42.1)%		$(16,800,000)

Other Assets, Less Liabilities — (2.0)%		$(782,816)

Net Assets Applicable to Common Shares — 100.0%		$39,861,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 19.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 8.3% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $1,400,721 or 3.5% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $744,162.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Mar-17	$(3,498,285)	$(3,479,469)	$18,816

						$18,816

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

19	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 154.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.3%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$659,310

		$659,310

Education — 6.9%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,077,110
Oakland University, 5.00%, 3/1/42	500	547,480
Wayne State University, 5.00%, 11/15/40	370	400,443

		$2,025,033

Electric Utilities — 9.1%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,249,964
Lansing Board of Water and Light, 5.50%, 7/1/41	500	563,680
Michigan Public Power Agency, 5.00%, 1/1/43	800	832,728

		$2,646,372

Escrowed / Prerefunded — 3.8%
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	$115	$129,045
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	140,724
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	296,333
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	554,920

		$1,121,022

General Obligations — 41.3%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$362,481
Chippewa Valley Schools, 5.00%, 5/1/29	1,000	1,134,830
Comstock Park Public Schools, 5.125%, 5/1/31	275	300,762
Comstock Park Public Schools, 5.25%, 5/1/33	220	243,962
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	473,741
Jenison Public Schools, 5.00%, 5/1/28	500	548,770
Jenison Public Schools, 5.00%, 5/1/30	500	543,830
Kent County, 5.00%, 1/1/25	1,500	1,597,815
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,100,380
Lakeview School District, 5.00%, 5/1/40	1,050	1,155,063
Lansing Community College, 5.00%, 5/1/30	1,005	1,114,032
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,177,805
Rockford Public Schools, 5.00%, 5/1/44	750	822,548
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	402,146

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Watervliet Public Schools, 5.00%, 5/1/38	$1,000	$1,089,740

		$12,067,905

Hospital — 23.8%
Calhoun County Hospital Finance Authority, (Oaklawn Hospital), 5.00%, 2/15/41	$500	$504,745
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	1,000	1,068,220
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,062,870
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	267,330
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	536,730
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,084,149
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,290
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,343,413
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,072,780

		$6,951,527

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$737,460

		$737,460

Insured – Education — 0.6%
Wayne State University, (AGM), 5.00%, 11/15/35	$165	$174,280

		$174,280

Insured – Electric Utilities — 3.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$683,594
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	273,068
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	168,936

		$1,125,598

Insured – Escrowed / Prerefunded — 12.0%
Battle Creek School District, (AGM), Prerefunded to 5/1/17, 5.00%, 5/1/37	$1,105	$1,124,150
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	570	610,766

20	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	$500	$536,895
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	1,000	1,076,870
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	145,070

		$3,493,751

Insured – General Obligations — 24.2%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$554,290
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	153,711
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	246,691
Detroit School District, (AGM), 5.25%, 5/1/32	300	335,115
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,113,200
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	978,095
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	541,375
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,303,620
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,301,675
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	549,315

		$7,077,087

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$178,669

		$178,669

Insured – Transportation — 3.6%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,062,480

		$1,062,480

Insured – Water and Sewer — 1.7%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$475	$486,257

		$486,257

Lease Revenue / Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,020,800

		$1,020,800

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.8%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,106,790

		$1,106,790

Water and Sewer — 11.1%
Detroit Water Supply System, 5.25%, 7/1/41	$750	$798,922
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	876,576
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,298,025
Port Huron, Water Supply System, 5.25%, 10/1/31	250	265,638

		$3,239,161

Total Tax-Exempt Investments — 154.7% (identified cost $43,189,537)		$45,173,502

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(650,049)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (57.7)%		$(16,850,000)

Other Assets, Less Liabilities — 5.2%		$1,535,287

Net Assets Applicable to Common Shares — 100.0%		$29,208,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 30.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.9% to 13.5% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 157.8%

Security	Principal Amount (000’s omitted)	Value

Education — 16.7%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,394,015
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,872,119
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	686,700
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	419,543
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	691,002
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,327,871
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,676,103
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,107,000
Rutgers State University, 5.00%, 5/1/33	1,000	1,124,040

		$10,298,393

Escrowed / Prerefunded — 20.0%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,701,634
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,639,654
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,317,852
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,139,220
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,009,821
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	408,040
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,102,600
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,062,792

		$12,381,613

General Obligations — 1.2%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$340	$377,135
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	374,068

		$751,203

Security	Principal Amount (000’s omitted)	Value

Hospital — 11.4%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$718,711
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	104,667
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	759,202
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	295,388
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	250	272,610
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,103,197
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	133,206
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,315	1,431,917
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/30(1)	1,000	1,086,320
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,164,752

		$7,069,970

Housing — 1.3%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$335	$335,429
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	465	468,650

		$804,079

Industrial Development Revenue — 7.7%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(2)	$1,085	$1,074,638
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,074
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	143,192
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	815,325
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	237,580
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,432,797

		$4,757,606

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$146,484
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	534,056

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	$595	$646,533

		$1,327,073

Insured – Escrowed / Prerefunded — 3.9%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,347,632
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,054,371

		$2,402,003

Insured – Gas Utilities — 5.8%
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$3,540	$3,551,470

		$3,551,470

Insured – General Obligations — 4.0%
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,015	$1,078,620
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,107,340
Paterson, (BAM), 5.00%, 1/15/26	245	267,312

		$2,453,272

Insured – Hospital — 3.0%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$370	$385,525
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,380	1,492,401

		$1,877,926

Insured – Industrial Development Revenue — 3.3%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$2,014,865

		$2,014,865

Insured – Lease Revenue / Certificates of Participation — 3.8%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$530	$562,272
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	640	674,483
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,138,470

		$2,375,225

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 13.9%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$3,854,235
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	2,979,212
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,337,927
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	403,252

		$8,574,626

Insured – Student Loan — 2.4%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,430	$1,490,589

		$1,490,589

Insured – Transportation — 7.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$932,730
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,637,985
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,395,744
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	340,808

		$4,307,267

Lease Revenue / Certificates of Participation — 4.7%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,100	$1,119,052
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	437,752
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	1,320	1,324,026

		$2,880,830

Other Revenue — 4.0%
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$2,040	$2,187,064
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	250	275,990

		$2,463,054

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$475,053
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	784,145

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	$700	$695,198
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	227,861

		$2,182,257

Special Tax Revenue — 1.7%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,910
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	176,089
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	531,607
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	255,750

		$1,064,356

Student Loan — 2.3%
New Jersey Higher Education Student Assistance Authority, (AMT), 1.792%, 6/1/36(3)	$675	$664,936
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	735,538

		$1,400,474

Transportation — 31.0%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,147,079
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,167,718
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	772,995
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,150,677
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	250	266,845
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	563,422
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,812,004
Port Authority of New York and New Jersey, 5.00%, 10/15/41(4)	5,000	5,555,650
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,206,220
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	1,995	2,085,832
South Jersey Transportation Authority, 5.00%, 11/1/39	400	423,012

		$19,151,454

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,310,341
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	55	63,578
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	538,988

		$1,912,907

Total Tax-Exempt Municipal Securities — 157.8% (identified cost $93,460,877)		$97,492,512

Taxable Municipal Securities — 3.0%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.7%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,049,440

		$1,049,440

Transportation — 1.3%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$781,950

		$781,950

Total Taxable Municipal Securities — 3.0% (identified cost $1,794,758)		$1,831,390

Total Investments — 160.8% (identified cost $95,255,635)		$99,323,902

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.2)%		$(4,425,173)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.9)%		$(29,000,000)

Other Assets, Less Liabilities — (6.7)%		$(4,133,135)

Net Assets Applicable to Common Shares — 100.0%		$61,765,594

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 30.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

individual financial institution or financial guaranty assurance agency ranged from 0.3% to 8.3% of total investments.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $1,074,638 or 1.7% of the Trust’s net assets applicable to common shares.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2016.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(5)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Mar-17	$(4,562,980)	$(4,538,438)	$24,542

						$24,542

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 161.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,882,465
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,664,336

		$4,546,801

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$900	$895,131

		$895,131

Education — 29.2%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$337,751
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,583,691
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	345,231
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	547,271
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,051,260
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	803,111
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	549,709
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,150,460
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	237,743
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,136,180
New York Dormitory Authority, (Pace University), 5.00%, 5/1/27	835	888,682
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,417,310
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,692,675
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	363,360
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	452,660
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,814,362
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	500	490,345
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,267,020

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	$280	$298,138
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	781,298
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,345,720

		$22,553,977

Electric Utilities — 4.6%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,573,175
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	1,970,266

		$3,543,441

Escrowed / Prerefunded — 10.0%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$433,481
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	135	140,355
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	655	680,984
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	1,045,095
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	668,644
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	768,375
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,284,587
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	448,736
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,162,410
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,067,200

		$7,699,867

General Obligations — 5.8%
New York, 5.00%, 2/15/34(1)	$4,000	$4,428,160
New York City, 6.25%, 10/15/28	45	49,084

		$4,477,244

Hospital — 11.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$142,878
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,051,152

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	$1,000	$1,070,770
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,092,060
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,096,060
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	578,891
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	106,111
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	436,493
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	878,595
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	555	556,365
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	667,329
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,152,522
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	210,508

		$9,039,734

Housing — 10.3%
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	$2,620	$2,628,332
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	500	482,350
New York Housing Finance Agency, 3.80%, 11/1/35	650	647,374
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,032,650
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,650,646
New York Mortgage Agency, 3.90%, 10/1/36(3)	500	489,830

		$7,931,182

Industrial Development Revenue — 7.0%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,059,620
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	397,430
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	977,400

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$980	$1,148,099
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,815,750

		$5,398,299

Insured – Education — 5.3%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,518,212
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,540,918

		$4,059,130

Insured – Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,499,821

		$1,499,821

Insured – General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,742,345

		$1,742,345

Insured – Other Revenue — 4.6%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,560,868
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,026,701

		$3,587,569

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$494,084

		$494,084

Insured – Transportation — 4.2%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/41	$1,000	$969,490
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,195,587
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 1/1/51	1,170	1,121,621

		$3,286,698

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 9.5%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,700,057
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,000	1,061,570
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,063,640
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,321,216
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,171,840

		$7,318,323

Senior Living / Life Care — 8.8%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24(3)	$125	$139,175
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25(3)	205	232,308
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26(3)	225	254,891
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36(3)	530	569,718
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	887,851
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	908,318
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	291,522
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	123,630
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	977,237
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	232,272
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	232,254
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,942,143

		$6,791,319

Special Tax Revenue — 20.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,630,095
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	2,100	2,376,402
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,108,930
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	1,000	1,073,580

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	$2,380	$2,656,747
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,716,100

		$15,561,854

Transportation — 14.9%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,650,870
New York Thruway Authority, 5.00%, 1/1/37	700	770,770
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,080,430
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,832,699
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,035,075
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	1,930	2,176,268
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	2,928,484

		$11,474,596

Water and Sewer — 3.7%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$304,206
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(4)	2,385	2,530,485

		$2,834,691

Total Tax-Exempt Investments — 161.6% (identified cost $116,142,636)		$124,736,106

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(5)(6)	257	$691,852

Total Miscellaneous — 0.9% (identified cost $822,400)		$691,852

Total Investments — 162.5% (identified cost $116,965,036)		$125,427,958

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.3)%		$(4,125,644)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (38.3)%		$(29,600,000)

Other Assets, Less Liabilities — (18.9)%		$(14,512,633)

Net Assets Applicable to Common Shares — 100.0%		$77,189,681

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 4.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate value of these securities is $5,309,759 or 6.9% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,741,887.

(5)	Non-income producing.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Mar-17	$(4,410,880)	$(4,387,156)	$23,724

						$23,724

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	–	Berkshire Hathaway Assurance Corp.
FNMA	–	Federal National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Investments — 150.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.1%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$810	$875,416

		$875,416

Education — 19.3%
Kent State University, 5.00%, 5/1/30	$450	$514,233
Miami University, 4.00%, 9/1/39	500	509,220
Miami University, 5.00%, 9/1/33	1,000	1,104,880
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	440	475,534
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	1,250	1,362,475
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	557,445
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,065,120
Ohio State University, 5.00%, 12/1/28	480	580,791
Ohio State University, 5.00%, 12/1/30	545	655,706
University of Cincinnati, 5.00%, 6/1/34	500	548,710
Wright State University, 5.00%, 5/1/31	750	820,305

		$8,194,419

Electric Utilities — 4.9%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$517,137
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	766,132
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	248,006
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	569,310

		$2,100,585

Escrowed / Prerefunded — 16.7%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$945,297
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,905,382
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	65	69,485
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	463,401
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	173,930

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	$170	$191,384
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	652,614
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	180	180,952
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	195	196,032
Maple Heights City School District, Prerefunded to 1/15/17, 5.00%, 1/15/37	625	628,306
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	24,747
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	275,803
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	210	231,674
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,140,760

		$7,079,767

General Obligations — 7.6%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$374,781
Central Ohio Solid Waste Authority, 5.125%, 9/1/27	1,025	1,084,491
Lakewood City School District, 5.00%, 11/1/39	400	444,228
Oregon City School District, 4.00%, 12/1/30	1,250	1,302,138

		$3,205,638

Hospital — 21.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,161,129
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	596,176
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	540,380
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	880,960
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	276,848
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	845,220
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	300,434
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	535,365

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	$800	$851,624
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	539,730
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,069,020
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	555	596,459
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	628,020
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	181,569
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	91,065
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	85,659

		$9,179,658

Housing — 6.0%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,555,325

		$2,555,325

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,404

		$556,404

Insured – Education — 3.6%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$815,377
Kent State University, (AGC), 5.00%, 5/1/26	85	91,139
Kent State University, (AGC), 5.00%, 5/1/29	40	42,889
Miami University, (AMBAC), 3.25%, 9/1/26	580	580,580

		$1,529,985

Insured – Electric Utilities — 11.3%
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	$710	$480,755
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	2,000	763,340
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	629,946
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,223,630
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	327,457
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	217,014

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$155	$168,936

		$4,811,078

Insured – Escrowed / Prerefunded — 18.5%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,095,680
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	537,985
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	992,253
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	460,883
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,891,225
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	95,213
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	539,539
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	158,664
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	187,717
University of Akron, Series A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,563,810
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	333,613

		$7,856,582

Insured – General Obligations — 7.9%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$605,527
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,528,017
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,203,510

		$3,337,054

Insured – Hospital — 4.7%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)(2)	$1,940	$2,007,143

		$2,007,143

Insured – Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$107,800

		$107,800

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$651,774
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	148,722
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,185,410
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,213,790
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	624,928

		$3,824,624

Insured – Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$680,760

		$680,760

Other Revenue — 3.6%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,025,440
Summit County Port Authority, 5.00%, 12/1/31	445	492,014

		$1,517,454

Senior Living / Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$686,660
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	395,066
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	247,607
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	309,900

		$1,639,233

Special Tax Revenue — 3.2%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$279,558
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	559,115
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	205,873
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	329,759

		$1,374,305

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$224,809

		$224,809

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$553,420
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	550,905

		$1,104,325

Total Tax-Exempt Investments — 150.2% (identified cost $58,943,103)		$63,762,364

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (10.2)%		$(4,325,112)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (43.4)%		$(18,400,000)

Other Assets, Less Liabilities — 3.4%		$1,401,328

Net Assets Applicable to Common Shares — 100.0%		$42,438,580

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 15.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $552,143.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2016

Portfolio of Investments

Tax-Exempt Municipal Securities — 157.0%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.4%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$151,250

		$151,250

Education — 26.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$470	$534,522
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	534,185
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,271,760
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	999,960
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	840,097
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	50,070
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	72,418
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	156,353
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	100,020
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	141,140
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	118,589
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	216,064
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	680,400
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	478,381
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	659,181
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	649,746
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	835,192
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	282,143
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	626,370

		$9,246,591

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 19.2%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,206,187
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	431,380
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	335,384
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	234,236
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	463,301
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	400,320
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	543,700
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	799,822
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	457,157
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	70,751
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	561,033
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	16,237
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,066,253
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	264,683

		$6,850,444

General Obligations — 8.3%
Chester County, 4.00%, 7/15/29	$750	$814,095
Chester County, 5.00%, 7/15/27	105	114,151
Daniel Boone Area School District, 5.00%, 8/15/32	30	31,511
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,180,980
West York Area School District, 5.00%, 4/1/33	750	814,290

		$2,955,027

Hospital — 26.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$541,895
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	803,505
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	427,791
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	503,975

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	$500	$496,745
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	814,387
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,490,658
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,187,396
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	545,975
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	271,973
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	724,768
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	283,097
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,181,869

		$9,274,034

Housing — 1.3%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$179,741
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	290	290,049

		$469,790

Industrial Development Revenue — 9.4%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(2)	$750	$748,215
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	217,178
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	783,300
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	272,373
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,317,640

		$3,338,706

Insured – Education — 3.7%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$394,290

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	$875	$920,010

		$1,314,300

Insured – Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,177,103

		$1,177,103

Insured – Escrowed / Prerefunded — 18.1%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$496,237
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	750	833,513
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,541,016
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	529,095
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,105	1,146,382
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,909,620

		$6,455,863

Insured – General Obligations — 3.1%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$26,118
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	812,190
Luzerne County, (AGM), 5.00%, 11/15/29	250	270,352

		$1,108,660

Insured – Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$304,522

		$304,522

Insured – Lease Revenue / Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$532,110
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,225,257

		$1,757,367

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.6%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$665,388
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	246,543

		$911,931

Insured – Transportation — 10.2%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$534,964
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,578
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,069,856

		$3,613,398

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$547,510

		$547,510

Senior Living / Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$107,578

		$107,578

Transportation — 12.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$503,200
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	308,148
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	470,358
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	515	550,684
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	935	1,029,314
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	449,167
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,039,355

		$4,350,226

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$398,040

		$398,040

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.5%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$767,903
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	815,692

		$1,583,595

Total Tax-Exempt Municipal Securities — 157.0% (identified cost $52,922,088)		$55,915,935

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$27	$10,709

Total Taxable Municipal Securities — 0.0%(3) (identified cost $26,772)		$10,709

Total Investments — 157.0% (identified cost $52,948,860)		$55,926,644

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.8)%		$(4,200,010)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.7)%		$(16,975,000)

Other Assets, Less Liabilities — 2.5%		$864,802

Net Assets Applicable to Common Shares — 100.0%		$35,616,436

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2016, 30.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.8% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2016, the aggregate

35	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

November 30, 2016

Portfolio of Investments — continued

value of these securities is $748,215 or 2.1% of the Trust’s net assets applicable to common shares.

(3)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Mar-17	$(1,520,994)	$(1,512,813)	$8,181

						$8,181

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Assets and Liabilities

	November 30, 2016
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$149,303,702	$57,711,650	$43,189,537	$95,255,635
Unrealized appreciation	7,732,732	2,983,076	1,983,965	4,068,267
Investments, at value	$157,036,434	$60,694,726	$45,173,502	$99,323,902
Cash	$1,337,236	$186,677	$999,457	$667,198
Restricted cash*	183,000	102,000	—	132,000
Interest receivable	1,729,623	785,489	517,379	1,465,691
Receivable for investments sold	—	—	1,050,000	—
Receivable for variation margin on open financial futures contracts	66,053	34,500	—	45,000
Deferred debt issuance costs	20,492	—	—	—
Deferred offering costs	280,585	120,122	116,830	185,536
Total assets	$160,653,423	$61,923,514	$47,857,168	$101,819,327

Liabilities
Payable for floating rate notes issued	$11,835,000	$1,915,000	$—	$5,330,000
Institutional MuniFund Term Preferred Shares, at liquidation value	46,975,000	16,800,000	16,850,000	29,000,000
Payable for investments purchased	—	—	1,063,058	—
Payable for when-issued securities	—	—	—	1,147,320
Payable to affiliates:
Investment adviser fee	78,909	20,700	23,307	49,852
Administration fee	26,524	10,350	7,834	16,757
Trustees’ fees	1,530	652	510	977
Interest expense and fees payable	18,008	7,118	135	10,885
Accrued expenses	85,485	57,784	53,535	72,769
Total liabilities	$59,020,456	$18,811,604	$17,998,379	$35,628,560
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$3,000,118	$3,250,008	$650,049	$4,425,173
Net assets applicable to common shares	$98,632,849	$39,861,902	$29,208,740	$61,765,594

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,130	$45,982
Additional paid-in capital	100,138,078	39,551,836	27,977,497	67,282,715
Accumulated net realized loss	(9,439,090)	(2,814,250)	(847,416)	(9,765,485)
Accumulated undistributed net investment income	91,000	95,054	74,564	109,573
Net unrealized appreciation	7,770,315	3,001,892	1,983,965	4,092,809
Net assets applicable to common shares	$98,632,849	$39,861,902	$29,208,740	$61,765,594

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	120	130	26	177

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,879	672	674	1,160

Common Shares Outstanding	7,254,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$13.60	$14.56	$14.51	$13.43

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Assets and Liabilities — continued

	November 30, 2016
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$116,965,036	$58,943,103	$52,948,860
Unrealized appreciation	8,462,922	4,819,261	2,977,784
Investments, at value	$125,427,958	$63,762,364	$55,926,644
Cash	$185,370	$381,488	$—
Restricted cash*	128,250	—	44,000
Interest receivable	1,490,863	954,025	812,818
Receivable for investments sold	1,564,006	1,500,000	—
Receivable for variation margin on open financial futures contracts	43,500	—	15,000
Deferred offering costs	188,263	129,960	122,337
Total assets	$129,028,210	$66,727,837	$56,920,799

Liabilities
Payable for floating rate notes issued	$16,210,000	$1,455,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value	29,600,000	18,400,000	16,975,000
Payable for when-issued securities	1,694,918	—	—
Due to custodian	—	—	31,015
Payable to affiliates:
Investment adviser fee	60,785	32,913	28,242
Administration fee	20,432	11,063	9,493
Trustees’ fees	1,200	682	602
Interest expense and fees payable	48,951	7,550	136
Accrued expenses	76,599	56,937	59,865
Total liabilities	$47,712,885	$19,964,145	$17,104,353
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,125,644	$4,325,112	$4,200,010
Net assets applicable to common shares	$77,189,681	$42,438,580	$35,616,436

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,758	$28,572	$26,010
Additional paid-in capital	78,289,682	39,603,459	36,158,296
Accumulated net realized loss	(9,731,465)	(2,252,948)	(3,605,691)
Accumulated undistributed net investment income	90,060	240,236	51,856
Net unrealized appreciation	8,486,646	4,819,261	2,985,965
Net assets applicable to common shares	$77,189,681	$42,438,580	$35,616,436

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	165	173	168

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,184	736	679

Common Shares Outstanding	5,475,751	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.10	$14.85	$13.69

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Operations

	Year Ended November 30, 2016
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$6,741,791	$2,556,525	$2,015,964	$4,506,326
Total investment income	$6,741,791	$2,556,525	$2,015,964	$4,506,326

Expenses
Investment adviser fee	$986,861	$365,996	$290,792	$615,341
Administration fee	328,310	128,645	96,743	204,721
Trustees’ fees and expenses	9,153	3,899	3,049	5,860
Custodian fee	51,659	30,946	25,168	38,797
Transfer and dividend disbursing agent fees	17,963	18,019	18,099	18,256
Legal and accounting services	76,446	51,448	47,615	68,500
Printing and postage	14,288	8,747	8,249	11,134
Amortization of deferred offering costs	82,232	35,245	34,289	54,424
Interest expense and fees	826,967	274,318	254,398	484,206
Auction preferred shares service fee	16,828	6,619	4,934	12,383
Miscellaneous	77,750	66,780	65,559	71,355
Total expenses	$2,488,457	$990,662	$848,895	$1,584,977

Net investment income	$4,253,334	$1,565,863	$1,167,069	$2,921,349

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$629,835	$159,641	$133,431	$314,835
Extinguishment of debt	(1,898)	—	—	(21)
Financial futures contracts	(146,129)	(94,509)	—	(123,273)
Net realized gain	$481,808	$65,132	$133,431	$191,541
Change in unrealized appreciation (depreciation) —
Investments	$(5,541,591)	$(2,382,596)	$(1,258,353)	$(3,137,613)
Financial futures contracts	56,178	28,562	—	37,255
Net change in unrealized appreciation (depreciation)	$(5,485,413)	$(2,354,034)	$(1,258,353)	$(3,100,358)

Net realized and unrealized loss	$(5,003,605)	$(2,288,902)	$(1,124,922)	$(2,908,817)

Distributions to auction preferred shareholders
From net investment income	$(61,878)	$(36,943)	$(19,799)	$(55,468)

Discount on redemption and repurchase of auction preferred shares	$2,113,875	$756,000	$758,250	$1,305,000

Net increase (decrease) in net assets from operations	$1,301,726	$(3,982)	$780,598	$1,262,064

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Operations — continued

	Year Ended November 30, 2016
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$5,567,821	$2,921,465	$2,570,798
Total investment income	$5,567,821	$2,921,465	$2,570,798

Expenses
Investment adviser fee	$761,856	$408,982	$354,391
Administration fee	253,453	136,066	117,895
Trustees’ fees and expenses	7,187	4,077	3,605
Custodian fee	42,391	29,357	27,935
Transfer and dividend disbursing agent fees	18,006	18,050	18,016
Legal and accounting services	69,660	52,136	51,084
Printing and postage	13,339	10,071	9,939
Amortization of deferred offering costs	55,226	38,126	35,890
Interest expense and fees	618,810	289,493	260,586
Auction preferred shares service fee	11,363	7,401	8,090
Miscellaneous	73,775	70,795	68,960
Total expenses	$1,925,066	$1,064,554	$956,391

Net investment income	$3,642,755	$1,856,911	$1,614,407

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$189,819	$352,619	$163,981
Financial futures contracts	(119,164)	—	(41,091)
Net realized gain	$70,655	$352,619	$122,890
Change in unrealized appreciation (depreciation) —
Investments	$(3,708,499)	$(2,023,226)	$(1,358,726)
Financial futures contracts	36,013	—	12,419
Net change in unrealized appreciation (depreciation)	$(3,672,486)	$(2,023,226)	$(1,346,307)

Net realized and unrealized loss	$(3,601,831)	$(1,670,607)	$(1,223,417)

Distributions to auction preferred shareholders
From net investment income	$(54,888)	$(46,115)	$(43,467)

Discount on redemption and repurchase of auction preferred shares	$1,332,000	$828,000	$763,875

Net increase in net assets from operations	$1,318,036	$968,189	$1,111,398

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Changes in Net Assets

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$4,253,334	$1,565,863	$1,167,069	$2,921,349
Net realized gain from investment transactions, extinguishment of debt and financial futures contracts	481,808	65,132	133,431	191,541
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,485,413)	(2,354,034)	(1,258,353)	(3,100,358)
Distributions to auction preferred shareholders —
From net investment income	(61,878)	(36,943)	(19,799)	(55,468)
Discount on redemption and repurchase of auction preferred shares	2,113,875	756,000	758,250	1,305,000
Net increase (decrease) in net assets from operations	$1,301,726	$(3,982)	$780,598	$1,262,064
Distributions to common shareholders —
From net investment income	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)
Total distributions to common shareholders	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)

Net decrease in net assets	$(3,099,248)	$(1,616,263)	$(468,537)	$(1,679,231)

Net Assets Applicable to Common Shares
At beginning of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825
At end of year	$98,632,849	$39,861,902	$29,208,740	$61,765,594

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,000	$95,054	$74,564	$109,573

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$3,642,755	$1,856,911	$1,614,407
Net realized gain from investment transactions and financial futures contracts	70,655	352,619	122,890
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,672,486)	(2,023,226)	(1,346,307)
Distributions to auction preferred shareholders —
From net investment income	(54,888)	(46,115)	(43,467)
Discount on redemption and repurchase of auction preferred shares	1,332,000	828,000	763,875
Net increase in net assets from operations	$1,318,036	$968,189	$1,111,398
Distributions to common shareholders —
From net investment income	$(3,651,943)	$(1,974,158)	$(1,621,035)
Total distributions to common shareholders	$(3,651,943)	$(1,974,158)	$(1,621,035)
Capital share transactions —
Reinvestment of distributions to common shareholders	$6,051	$—	$—
Net increase in net assets from capital share transactions	$6,051	$—	$—

Net decrease in net assets	$(2,327,856)	$(1,005,969)	$(509,637)

Net Assets Applicable to Common Shares
At beginning of year	$79,517,537	$43,444,549	$36,126,073
At end of year	$77,189,681	$42,438,580	$35,616,436

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$90,060	$240,236	$51,856

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$5,345,448	$1,944,665	$1,531,085	$3,444,543
Net realized gain from investment transactions and financial futures contracts	188,186	295,145	57,070	144,056
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(559,309)	(309,758)	(38,140)	(1,537,692)
Distributions to auction preferred shareholders —
From net investment income	(67,546)	(27,241)	(23,794)	(45,378)
Net increase in net assets from operations	$4,906,779	$1,902,811	$1,526,221	$2,005,529
Distributions to common shareholders —
From net investment income	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Total distributions to common shareholders	$(5,303,414)	$(1,877,746)	$(1,445,166)	$(3,369,196)
Capital share transactions —
Cost of shares repurchased (see Note 7)	$—	$(73,752)	$(899,721)	$(815,196)
Net decrease in net assets from capital share transactions	$—	$(73,752)	$(899,721)	$(815,196)

Net decrease in net assets	$(396,635)	$(48,687)	$(818,666)	$(2,178,863)

Net Assets Applicable to Common Shares
At beginning of year	$102,128,732	$41,526,852	$30,495,943	$65,623,688
At end of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$139,257	$131,517	$105,083	$130,011

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2015
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,456,385	$2,202,284	$1,991,294
Net realized gain (loss) from investment transactions and financial futures contracts	261,691	72,679	(426,255)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(561,702)	1,772	157,406
Distributions to auction preferred shareholders —
From net investment income	(45,772)	(30,228)	(28,676)
Net increase in net assets from operations	$4,110,602	$2,246,507	$1,693,769
Distributions to common shareholders —
From net investment income	$(4,453,326)	$(2,088,662)	$(1,926,222)
Total distributions to common shareholders	$(4,453,326)	$(2,088,662)	$(1,926,222)
Capital share transactions —
Cost of shares repurchased (see Note 7)	$—	$—	$(1,173,348)
Net decrease in net assets from capital share transactions	$—	$—	$(1,173,348)

Net increase (decrease) in net assets	$(342,724)	$157,845	$(1,405,801)

Net Assets Applicable to Common Shares
At beginning of year	$79,860,261	$43,286,704	$37,531,874
At end of year	$79,517,537	$43,444,549	$36,126,073

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$52,149	$288,169	$17,709

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Cash Flows

	Year Ended November 30, 2016
Cash Flows From Operating Activities	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Net increase (decrease) in net assets from operations	$1,301,726	$(3,982)	$780,598	$1,262,064
Distributions to auction preferred shareholders	61,878	36,943	19,799	55,468
Discount on redemption and repurchase of auction preferred shares	(2,113,875)	(756,000)	(758,250)	(1,305,000)
Net increase (decrease) in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$(750,271)	$(723,039)	$42,147	$12,532
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by operating activities:
Investments purchased	(19,610,104)	(8,117,453)	(5,003,914)	(11,307,056)
Investments sold	20,801,210	7,769,855	4,408,962	9,367,450
Net amortization/accretion of premium (discount)	(356,130)	89,066	30,254	(232,330)
Amortization of deferred debt issuance costs	1,356	—	—	13
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	82,232	35,245	34,289	54,424
Increase in restricted cash	—	(8,000)	—	(9,000)
Decrease (increase) in interest receivable	(165,910)	616	9,355	50,000
Increase in receivable for variation margin on open financial futures contracts	(66,053)	(34,500)	—	(45,000)
Decrease in payable for variation margin on open financial futures contracts	(2,157)	(3,594)	—	(4,688)
Decrease in payable to affiliate for investment adviser fee	(1,396)	(10,722)	(245)	(246)
Increase in payable to affiliate for administration fee	194	48	112	332
Decrease in payable to affiliate for Trustees’ fees	(18)	(5)	(3)	(26)
Increase in interest expense and fees payable	7,651	3,510	135	4,889
Decrease in accrued expenses	(62)	(4,857)	(7,477)	(928)
Net change in unrealized (appreciation) depreciation from investments	5,541,591	2,382,596	1,258,353	3,137,613
Net realized gain from investments	(629,835)	(159,641)	(133,431)	(314,835)
Net realized loss on extinguishment of debt	1,898	—	—	21
Net cash provided by operating activities	$4,854,196	$1,219,125	$638,537	$713,165

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)
Cash distributions paid to auction preferred shareholders	(62,308)	(37,528)	(20,007)	(55,662)
Liquidation of auction preferred shares	(44,861,125)	(16,044,000)	(16,091,750)	(27,695,000)
Proceeds from Institutional MuniFund Term Preferred Shares issued	46,975,000	16,800,000	16,850,000	29,000,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(362,817)	(155,367)	(151,119)	(239,960)
Proceeds from secured borrowings	—	—	—	4,000,000
Repayment of secured borrowings	(675,000)	—	—	(2,030,000)
Decrease in due to custodian	(129,736)	—	—	(84,050)
Net cash used in financing activities	$(3,516,960)	$(1,049,176)	$(662,011)	$(45,967)

Net increase (decrease) in cash	$1,337,236	$169,949	$(23,474)	$667,198

Cash at beginning of year	$—	$16,728	$1,022,931	$—

Cash at end of year	$1,337,236	$186,677	$999,457	$667,198

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$817,960	$270,808	$254,263	$479,304

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Statements of Cash Flows — continued

	Year Ended November 30, 2016
Cash Flows From Operating Activities	New York Trust	Ohio Trust	Pennsylvania Trust
Net increase in net assets from operations	$1,318,036	$968,189	$1,111,398
Distributions to auction preferred shareholders	54,888	46,115	43,467
Discount on redemption and repurchase of auction preferred shares	(1,332,000)	(828,000)	(763,875)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$40,924	$186,304	$390,990
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(19,159,638)	(3,136,328)	(5,215,442)
Investments sold	18,411,106	1,602,338	5,298,976
Net amortization/accretion of premium (discount)	(5,608)	(135,106)	8,490
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	55,226	38,126	35,889
Increase in restricted cash	(7,000)	—	(3,000)
Decrease (increase) in interest receivable	28,709	3,554	(16,820)
Increase in receivable for variation margin on open financial futures contracts	(43,500)	—	(15,000)
Decrease in payable for variation margin on open financial futures contracts	(4,531)	—	(1,563)
Decrease in payable to affiliate for investment adviser fee	(1,181)	(102)	(753)
Increase (decrease) in payable to affiliate for administration fee	115	238	(13)
Decrease in payable to affiliate for Trustees’ fees	(15)	(1)	(14)
Increase (decrease) in interest expense and fees payable	22,951	7,550	(1,062)
Decrease in accrued expenses	(2,116)	(5,126)	(5,448)
Net change in unrealized (appreciation) depreciation from investments	3,708,499	2,023,226	1,358,726
Net realized gain from investments	(189,819)	(352,619)	(163,981)
Net cash provided by operating activities	$2,854,122	$232,054	$1,669,975

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,645,892)	$(1,974,158)	$(1,621,035)
Cash distributions paid to auction preferred shareholders	(54,737)	(46,665)	(44,084)
Liquidation of auction preferred shares	(28,268,000)	(17,572,000)	(16,211,125)
Proceeds from Institutional MuniFund Term Preferred Shares issued	29,600,000	18,400,000	16,975,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(243,489)	(168,086)	(158,226)
Proceeds from secured borrowings	—	1,455,000	—
Repayment of secured borrowings	(1,680,000)	—	(750,000)
Increase in due to custodian	—	—	31,015
Net cash provided by (used in) financing activities	$(4,292,118)	$94,091	$(1,778,455)

Net increase (decrease) in cash	$(1,437,996)	$326,145	$(108,480)

Cash at beginning of year	$1,623,366	$55,343	$108,480

Cash at end of year	$185,370	$381,488	$—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$6,051	$—	$—
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$595,859	$281,943	$261,648

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.020		$14.080	$12.580	$14.660	$12.410

Income (Loss) From Operations
Net investment income(1)	$0.586		$0.737	$0.756	$0.756	$0.791
Net realized and unrealized gain (loss)	(0.681)		(0.057)	1.507	(2.028)	2.316
Distributions to APS shareholders
From net investment income(1)	(0.009)		(0.009)	(0.007)	(0.012)	(0.018)
Discount on redemption and repurchase of APS(1)	0.291		—	—	—	—

Total income (loss) from operations	$0.187		$0.671	$2.256	$(1.284)	$3.089

Less Distributions to Common Shareholders
From net investment income	$(0.607)		$(0.731)	$(0.757)	$(0.796)	$(0.839)

Total distributions to common shareholders	$(0.607)		$(0.731)	$(0.757)	$(0.796)	$(0.839)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—	$0.001	$—	$—

Net asset value — End of year (Common shares)	$13.600		$14.020	$14.080	$12.580	$14.660

Market value — End of year (Common shares)	$12.260		$12.900	$12.670	$11.060	$14.680

Total Investment Return on Net Asset Value(2)	1.38	%(3)	5.28%	19.06%	(8.69)%	25.59%

Total Investment Return on Market Value(2)	(0.68)%		7.65%	21.86%	(19.84)%	22.22%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$98,633	$101,732	$102,129	$91,333	$106,367
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.50%	1.54%	1.60%	1.66%	1.66%
Interest and fee expense(6)	0.87%	0.08%	0.09%	0.10%	0.11%
Total expenses(5)	2.37%	1.62%	1.69%	1.76%	1.77%
Net investment income	4.05%	5.26%	5.64%	5.64%	5.77%
Portfolio Turnover	12%	9%	11%	8%	17%
Senior Securities:
Total preferred shares outstanding(7)	1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(8)	$74,341	$75,892	$76,091	$70,690	$78,210
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.01%	1.04%	1.06%	1.09%	1.11%
Interest and fee expense	0.59%	0.05%	0.06%	0.07%	0.07%
Total expenses	1.60%	1.09%	1.12%	1.16%	1.18%
Net investment income	2.74%	3.53%	3.73%	3.73%	3.84%

APS	–	Auction Preferred Shares

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$15.150		$15.140	$13.730	$16.200	$13.970

Income (Loss) From Operations
Net investment income(1)	$0.572		$0.710	$0.726	$0.750	$0.771
Net realized and unrealized gain (loss)	(0.836)		(0.008)	1.390	(2.432)	2.283
Distributions to APS shareholders
From net investment income(1)	(0.013)		(0.010)	(0.008)	(0.012)	(0.019)
Discount on redemption and repurchase of APS(1)	0.276		—	—	—	—

Total income (loss) from operations	$(0.001)		$0.692	$2.108	$(1.694)	$3.035

Less Distributions to Common Shareholders
From net investment income	$(0.589)		$(0.686)	$(0.703)	$(0.776)	$(0.805)

Total distributions to common shareholders	$(0.589)		$(0.686)	$(0.703)	$(0.776)	$(0.805)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.004	$0.005	$—	$—

Net asset value — End of year (Common shares)	$14.560		$15.150	$15.140	$13.730	$16.200

Market value — End of year (Common shares)	$13.330		$14.020	$13.310	$11.970	$16.350

Total Investment Return on Net Asset Value(2)	0.05	%(3)	5.21%	16.30%	(10.34)%	22.28%

Total Investment Return on Market Value(2)	(1.02)%		10.75%	17.27%	(22.55)%	16.41%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$39,862	$41,478	$41,527	$37,774	$44,549
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.59%	1.62%	1.68%	1.73%	1.73%
Interest and fee expense(6)	0.72%	0.05%	0.05%	0.08%	0.09%
Total expenses(5)	2.31%	1.67%	1.73%	1.81%	1.82%
Net investment income	3.66%	4.70%	4.96%	5.12%	5.06%
Portfolio Turnover	12%	10%	2%	1%	11%
Senior Securities:
Total preferred shares outstanding(7)	802	802	802	802	802
Asset coverage per preferred share(8)	$74,703	$76,719	$76,780	$72,100	$80,548
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (1.85)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.09%	1.10%	1.12%	1.16%	1.17%
Interest and fee expense	0.49%	0.03%	0.04%	0.05%	0.06%
Total expenses	1.58%	1.13%	1.16%	1.21%	1.23%
Net investment income	2.49%	3.17%	3.31%	3.42%	3.42%

APS	–	Auction Preferred Shares

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.740		$14.640	$12.910	$15.310	$13.400

Income (Loss) From Operations
Net investment income(1)	$0.580		$0.752	$0.730	$0.728	$0.760
Net realized and unrealized gain (loss)	(0.556)		0.002	1.685	(2.365)	1.944
Distributions to APS shareholders
From net investment income(1)	(0.010)		(0.012)	(0.009)	(0.014)	(0.021)
Discount on redemption and repurchase of APS(1)	0.377		—	—	—	—

Total income (loss) from operations	$0.391		$0.742	$2.406	$(1.651)	$2.683

Less Distributions to Common Shareholders
From net investment income	$(0.621)		$(0.709)	$(0.709)	$(0.749)	$(0.773)

Total distributions to common shareholders	$(0.621)		$(0.709)	$(0.709)	$(0.749)	$(0.773)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.067	$0.033	$—	$—

Net asset value — End of year (Common shares)	$14.510		$14.740	$14.640	$12.910	$15.310

Market value — End of year (Common shares)	$12.920		$12.730	$12.550	$11.000	$14.690

Total Investment Return on Net Asset Value(2)	2.98	%(3)	6.44%	20.18%	(10.49)%	20.92%

Total Investment Return on Market Value(2)	6.21%		7.19%	20.91%	(20.51)%	24.67%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016		2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$29,209		$29,677	$30,496	$27,328	$32,391
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.81%		1.77%	1.87%	1.91%	1.89%
Interest and fee expense	0.94	%(6)	—	—	—	—
Total expenses(5)	2.75%		1.77%	1.87%	1.91%	1.89%
Net investment income	3.78%		5.12%	5.24%	5.26%	5.26%
Portfolio Turnover	12%		4%	26%	11%	14%
Senior Securities:
Total preferred shares outstanding(7)	700		700	700	700	700
Asset coverage per preferred share(8)	$66,727		$67,396	$68,566	$64,040	$71,273
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.31%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Interest and fee expense, including amortization of deferred offering costs, relates to Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.16%	1.11%	1.17%	1.20%	1.20%
Interest and fee expense	0.60%	—	—	—	—
Total expenses	1.76%	1.11%	1.17%	1.20%	1.20%
Net investment income	2.41%	3.23%	3.29%	3.29%	3.35%

APS	–	Auction Preferred Shares

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.800		$14.060	$12.960	$14.790	$13.020

Income (Loss) From Operations
Net investment income(1)	$0.635		$0.745	$0.748	$0.762	$0.802
Net realized and unrealized gain (loss)	(0.637)		(0.293)	1.098	(1.792)	1.783
Distributions to APS shareholders
From net investment income(1)	(0.012)		(0.010)	(0.008)	(0.012)	(0.018)
Discount on redemption and repurchase of APS(1)	0.284		—	—	—	—

Total income (loss) from operations	$0.270		$0.442	$1.838	$(1.042)	$2.567

Less Distributions to Common Shareholders
From net investment income	$(0.640)		$(0.728)	$(0.743)	$(0.788)	$(0.797)

Total distributions to common shareholders	$(0.640)		$(0.728)	$(0.743)	$(0.788)	$(0.797)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.026	$0.005	$—	$—

Net asset value — End of year (Common shares)	$13.430		$13.800	$14.060	$12.960	$14.790

Market value — End of year (Common shares)	$11.950		$12.320	$12.300	$11.440	$16.380

Total Investment Return on Net Asset Value(2)	2.13	%(3)	4.08%	15.20%	(6.96)%	20.18%

Total Investment Return on Market Value(2)	1.79%		6.21%	14.17%	(25.85)%	29.62%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$61,766	$63,445	$65,624	$60,653	$69,135
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.60%	1.60%	1.64%	1.70%	1.71%
Interest and fee expense(6)	0.82%	0.04%	0.04%	0.08%	0.11%
Total expenses(5)	2.42%	1.64%	1.68%	1.78%	1.82%
Net investment income	4.46%	5.36%	5.47%	5.55%	5.70%
Portfolio Turnover	9%	8%	6%	16%	14%
Senior Securities:
Total preferred shares outstanding(7)	1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(8)	$71,197	$72,453	$74,083	$70,365	$76,709
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.03)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.06%	1.06%	1.07%	1.12%	1.14%
Interest and fee expense	0.54%	0.02%	0.03%	0.05%	0.07%
Total expenses	1.60%	1.08%	1.10%	1.17%	1.21%
Net investment income	2.95%	3.53%	3.59%	3.65%	3.78%

APS	–	Auction Preferred Shares

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$14.520		$14.590	$13.260	$15.540	$13.310

Income (Loss) From Operations
Net investment income(1)	$0.665		$0.814	$0.840	$0.845	$0.856
Net realized and unrealized gain (loss)	(0.651)		(0.063)	1.359	(2.232)	2.300
Distributions to APS shareholders
From net investment income(1)	(0.010)		(0.008)	(0.007)	(0.010)	(0.016)
Discount on redemption and repurchase of APS(1)	0.243		—	—	—	—

Total income (loss) from operations	$0.247		$0.743	$2.192	$(1.397)	$3.140

Less Distributions to Common Shareholders
From net investment income	$(0.667)		$(0.813)	$(0.862)	$(0.883)	$(0.910)

Total distributions to common shareholders	$(0.667)		$(0.813)	$(0.862)	$(0.883)	$(0.910)

Net asset value — End of year (Common shares)	$14.100		$14.520	$14.590	$13.260	$15.540

Market value — End of year (Common shares)	$13.040		$13.730	$13.730	$12.100	$16.150

Total Investment Return on Net Asset Value(2)	1.69	%(3)	5.63%	17.25%	(8.99)%	24.30%

Total Investment Return on Market Value(2)	(0.53)%		6.13%	20.92%	(20.09)%	27.89%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$77,190	$79,518	$79,860	$72,611	$85,001
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.52%	1.53%	1.60%	1.65%	1.66%
Interest and fee expense(6)	0.82%	0.14%	0.15%	0.16%	0.18%
Total expenses(5)	2.34%	1.67%	1.75%	1.81%	1.84%
Net investment income	4.43%	5.60%	5.96%	5.97%	5.90%
Portfolio Turnover	15%	7%	4%	10%	17%
Senior Securities:
Total preferred shares outstanding(7)	1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(8)	$82,220	$83,946	$84,200	$78,826	$88,010
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.08%	1.08%	1.11%	1.15%	1.16%
Interest and fee expense	0.58%	0.10%	0.11%	0.11%	0.13%
Total expenses	1.66%	1.18%	1.22%	1.26%	1.29%
Net investment income	3.14%	3.93%	4.15%	4.16%	4.14%

APS	–	Auction Preferred Shares

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$15.210		$15.150	$13.510	$15.850	$13.440

Income (Loss) From Operations
Net investment income(1)	$0.650		$0.771	$0.775	$0.764	$0.786
Net realized and unrealized gain (loss)	(0.593)		0.031	1.605	(2.352)	2.475
Distributions to APS shareholders
From net investment income(1)	(0.016)		(0.011)	(0.009)	(0.013)	(0.020)
Discount on redemption and repurchase of APS(1)	0.290		—	—	—	—

Total income (loss) from operations	$0.331		$0.791	$2.371	$(1.601)	$3.241

Less Distributions to Common Shareholders
From net investment income	$(0.691)		$(0.731)	$(0.731)	$(0.739)	$(0.831)

Total distributions to common shareholders	$(0.691)		$(0.731)	$(0.731)	$(0.739)	$(0.831)

Net asset value — End of year (Common shares)	$14.850		$15.210	$15.150	$13.510	$15.850

Market value — End of year (Common shares)	$13.580		$13.700	$13.620	$11.840	$16.800

Total Investment Return on Net Asset Value(2)	2.26	%(3)	5.91%	18.49%	(10.01)%	24.71%

Total Investment Return on Market Value(2)	3.83%		6.11%	21.55%	(25.59)%	33.34%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016		2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$42,439		$43,445	$43,287	$38,588	$45,284
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.63%		1.61%	1.70%	1.76%	1.76%
Interest and fee expense	0.73	%(6)	—	—	—	—
Total expenses(5)	2.36%		1.61%	1.70%	1.76%	1.76%
Net investment income	4.12%		5.09%	5.36%	5.33%	5.31%
Portfolio Turnover	5%		1%	9%	10%	11%
Senior Securities:
Total preferred shares outstanding(7)	909		909	909	909	909
Asset coverage per preferred share(8)	$71,687		$72,795	$72,621	$67,451	$74,818
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.27%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.09%	1.06%	1.10%	1.13%	1.15%
Interest and fee expense	0.48%	—	—	—	—
Total expenses	1.57%	1.06%	1.10%	1.13%	1.15%
Net investment income	2.74%	3.34%	3.46%	3.43%	3.45%

APS	–	Auction Preferred Shares

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2016		2015	2014	2013	2012
Net asset value — Beginning of year (Common shares)	$13.890		$13.910	$12.770	$14.780	$13.250

Income (Loss) From Operations
Net investment income(1)	$0.621		$0.752	$0.755	$0.750	$0.786
Net realized and unrealized gain (loss)	(0.475)		(0.099)	1.143	(1.960)	1.591
Distributions to APS shareholders
From net investment income(1)	(0.017)		(0.011)	(0.008)	(0.013)	(0.020)
Discount on redemption and repurchase of APS(1)	0.294		—	—	—	—

Total income (loss) from operations	$0.423		$0.642	$1.890	$(1.223)	$2.357

Less Distributions to Common Shareholders
From net investment income	$(0.623)		$(0.727)	$(0.764)	$(0.787)	$(0.827)

Total distributions to common shareholders	$(0.623)		$(0.727)	$(0.764)	$(0.787)	$(0.827)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.065	$0.014	$—	$—

Net asset value — End of year (Common shares)	$13.690		$13.890	$13.910	$12.770	$14.780

Market value — End of year (Common shares)	$12.280		$12.040	$12.050	$10.950	$15.100

Total Investment Return on Net Asset Value(2)	3.46	%(3)	6.02%	16.07%	(8.07)%	18.20%

Total Investment Return on Market Value(2)	7.06%		6.08%	17.26%	(22.84)%	17.23%

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
Ratios/Supplemental Data	2016	2015	2014	2013	2012
Net assets applicable to common shares, end of year (000’s omitted)	$35,616	$36,126	$37,532	$34,736	$40,188
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.77%	1.76%	1.79%	1.85%	1.85%
Interest and fee expense(6)	0.80%	0.01%	0.04%	0.05%	0.04%
Total expenses(5)	2.57%	1.77%	1.83%	1.90%	1.89%
Net investment income	4.34%	5.42%	5.61%	5.53%	5.57%
Portfolio Turnover	9%	3%	4%	11%	15%
Senior Securities:
Total preferred shares outstanding(7)	847	847	847	847	847
Asset coverage per preferred share(8)	$67,050	$67,653	$69,312	$66,011	$72,448
Involuntary liquidation preference per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 1.24%.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Interest and fee expense, including amortization of deferred offering costs, relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and, for the year ended November 30, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(7)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any.

	Year Ended November 30,
	2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.13%	1.11%	1.14%	1.18%	1.20%
Interest and fee expense	0.51%	0.01%	0.02%	0.03%	0.02%
Total expenses	1.64%	1.12%	1.16%	1.21%	1.22%
Net investment income	2.77%	3.44%	3.55%	3.51%	3.59%

APS	–	Auction Preferred Shares

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

November 30, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of November 30, 2016, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

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G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2016. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At November 30, 2016, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust

Floating Rate Notes Outstanding	$11,835,000	$1,915,000	$5,330,000	$16,210,000	$1,455,000
Interest Rate or Range of Interest Rates (%)	0.59	0.58 - 0.68	0.59 - 0.63	0.58 - 0.63	0.79
Collateral for Floating Rate Notes Outstanding	$14,541,841	$3,032,969	$7,641,482	$22,679,042	$2,007,143

For the year ended November 30, 2016, the Trusts’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Floating Rate Notes Outstanding	$12,000,984	$1,915,000	$4,081,393	$17,126,721	$787,131	$506,148
Average Interest Rate	0.98%	1.07%	1.13%	1.00%	1.44%	0.78%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of November 30, 2016.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as

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November 30, 2016

Notes to Financial Statements — continued

defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts are recorded as interest expense.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Trust’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements, as defined in the Trusts’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On December 21, 2015, each Trust announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on February 23, 2016. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Tendered and Redeemed	1,879	672	674	1,160	1,184	736	679
Redemption Amount	$44,861,125	$16,044,000	$16,091,750	$27,695,000	$28,268,000	$17,572,000	$16,211,125

There were no other transactions in APS during the year ended November 30, 2016.

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November 30, 2016

Notes to Financial Statements — continued

3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, each Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at November 30, 2016 was as follows:

Trust	iMTP Shares Issued and Outstanding

California Trust	1,879
Massachusetts Trust	672
Michigan Trust	674
New Jersey Trust	1,160
New York Trust	1,184
Ohio Trust	736
Pennsylvania Trust	679

The iMTP Shares are a form of preferred shares that represent stock of the Trusts. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by a Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At November 30, 2016, the spread to the SIFMA Municipal Swap Index Rate was 1.50% for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Trust may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Trust. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Trust’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at November 30, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2016.

The average liquidation preference of the iMTP Shares during the portion of the year ended November 30, 2016 in which iMTP Shares were outstanding was as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Average Liquidation Preference of iMTP Shares	$46,975,000	$16,800,000	$16,850,000	$29,000,000	$29,600,000	$18,400,000	$16,975,000

4  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by

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Notes to Financial Statements — continued

available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at November 30, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at November 30, 2016	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Dividends Accrued to APS Shareholders	$61,878	$36,943	$19,799	$55,468	$54,888	$46,115	$43,467
Average APS Dividend Rates	0.43%	0.50%	0.43%	0.48%	0.49%	0.54%	0.52%
Dividend Rate Ranges (%)	0.13 - 1.48	0.17 - 1.48	0.13 - 1.48	0.13 - 1.48	0.13 - 1.48	0.17 - 1.48	0.17 - 1.48

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates as of November 30, 2016.

The dividend rates for iMTP Shares at November 30, 2016, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates for the year then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

iMTP Dividend Rates at November 30, 2016	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Dividends Accrued to iMTP Shareholders	$709,339	$253,889	$254,398	$438,149	$447,178	$278,142	$256,621
Average iMTP Dividend Rates	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%	1.98%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared, including distributions on iMTP Shares that are treated as interest payments for financial reporting purposes, for the years ended November 30, 2016 and November 30, 2015 was as follows:

	Year Ended November 30, 2016
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$4,976,602	$1,875,587	$1,504,466	$3,362,067	$4,140,599	$2,240,351	$1,920,247
Ordinary income	$195,589	$27,526	$18,866	$72,845	$13,410	$58,064	$876

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November 30, 2016

Notes to Financial Statements — continued

	Year Ended November 30, 2015
	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Distributions declared from:
Tax-exempt income	$5,240,514	$1,888,936	$1,468,960	$3,360,768	$4,483,288	$2,118,890	$1,949,908
Ordinary income	$130,446	$16,051	$—	$53,806	$15,810	$—	$4,990

During the year ended November 30, 2016, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount, non-deductible expenses, investments in partnerships, defaulted bond interest, the treatment of iMTP Shares as equity for tax purposes and premium amortization.

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Change in:
Paid-in capital	$(6,097,439)	$(751,529)	$(575,752)	$(78,175)	$(2,433,558)	$(798,272)	$(860,516)
Accumulated net realized loss	$5,936,178	$704,631	$504,406	$23,199	$2,331,571	$682,843	$776,274
Accumulated undistributed net investment income	$161,261	$46,898	$71,346	$54,976	$101,987	$115,429	$84,242

These reclassifications had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Undistributed tax-exempt income	$91,500	$95,196	$74,748	$109,978	$90,941	$240,496	$52,002
Capital loss carryforwards and deferred capital losses	$(9,739,909)	$(2,922,747)	$(881,273)	$(10,060,651)	$(10,020,112)	$(2,290,191)	$(3,691,443)
Net unrealized appreciation	$8,071,134	$3,110,389	$2,017,822	$4,387,975	$8,775,293	$4,856,504	$3,071,717
Other temporary differences	$(500)	$(142)	$(184)	$(405)	$(881)	$(260)	$(146)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, premium amortization, investments in partnerships and the timing of recognizing distributions to shareholders.

At November 30, 2016, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this

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ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2017	$4,084,290	$991,790	$337,540	$2,795,679	$3,171,310	$840,450	$—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$9,739,909	$2,771,871	$716,926	$8,446,139	$7,450,727	$2,051,124	$2,054,287

Deferred capital losses:
Short-term	$—	$150,876	$32,669	$790,636	$896,781	$239,067	$286,035
Long-term	$—	$—	$131,678	$823,876	$1,672,604	$—	$1,351,121

During the year ended November 30, 2016, capital loss carryforwards of $ 525,898 were utilized to offset net realized gains by the California Trust.

The cost and unrealized appreciation (depreciation) of investments of each Trust at November 30, 2016, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost	$137,130,300	$55,669,337	$43,155,680	$89,605,927	$100,442,665	$57,450,860	$52,854,927

Gross unrealized appreciation	$9,546,124	$3,861,687	$2,269,180	$6,004,311	$9,460,843	$5,038,172	$3,741,314
Gross unrealized depreciation	(1,474,990)	(751,298)	(251,358)	(1,616,336)	(685,550)	(181,668)	(669,597)

Net unrealized appreciation	$8,071,134	$3,110,389	$2,017,822	$4,387,975	$8,775,293	$4,856,504	$3,071,717

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.595% (0.610% prior to May 1, 2016) of each Trust’s average weekly gross assets, except for Massachusetts Trust, whose annual rate is 0.40%, and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. Effective October 1, 2016, this annual fee reduction was accelerated to provide for an annual fee rate of 0.40% of Massachusetts Trust’s average weekly gross assets. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the year ended November 30, 2016, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$986,861	$365,996	$290,792	$615,341	$761,856	$408,982	$354,391
Administration Fee	$328,310	$128,645	$96,743	$204,721	$253,453	$136,066	$117,895

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with

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Notes to Financial Statements — continued

the terms of the Trustees Deferred Compensation Plan. For the year ended November 30, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended November 30, 2016 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

Purchases	$19,610,104	$8,117,453	$6,066,972	$12,454,376	$20,854,556	$3,136,328	$5,215,442
Sales	$20,661,210	$7,769,855	$5,458,962	$9,367,450	$19,845,112	$3,102,338	$5,288,861

7  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. For the year ended November 30, 2016, the New York Trust issued 395 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Trusts. For the year ended November 30, 2015, there were no common shares issued by the Trusts.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the year ended November 30, 2016. During the year ended November 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended November 30, 2015
	Massachusetts Trust	Michigan Trust	New Jersey Trust	Pennsylvania Trust

Common shares repurchased	5,500	70,300	67,600	97,400
Cost, including brokerage commissions, of common shares repurchased	$73,752	$899,721	$815,196	$1,173,348
Average price per share	$13.41	$12.80	$12.06	$12.05
Weighted average discount per share to NAV	11.78%	13.21%	12.73%	12.85%

8  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At November 30, 2016, the Pennsylvania Trust had a payment due to SSBT pursuant to the foregoing arrangement of $31,015. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at November 30, 2016. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at November 30, 2016. The Trusts’ average overdraft advances during the year ended November 30, 2016 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at November 30, 2016 is included in the Portfolio of Investments. At November 30, 2016, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Financial Statements — continued

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at November 30, 2016 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Asset Derivative:

Futures Contracts	$37,583	(1)	$18,816	(1)	$24,542	(1)	$23,724	(1)	$8,181	(1)

Total	$37,583		$18,816		$24,542		$23,724		$8,181

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended November 30, 2016 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(146,129	)(1)	$(94,509	)(1)	$(123,273	)(1)	$(119,164	)(1)	$(41,091	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$56,178	(2)	$28,562	(2)	$37,255	(2)	$36,013	(2)	$12,419	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the year ended November 30, 2016, which is indicative of the volume of this derivative type, was as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Amount:
Futures Contracts — Short	$9,616,000	$3,733,000	$4,869,000	$4,706,000	$1,623,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements — continued

At November 30, 2016, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$150,254,881	$—	$150,254,881
Taxable Municipal Securities	—	6,781,553	—	6,781,553

Total Investments	$—	$157,036,434	$—	$157,036,434

Futures Contracts	$37,583	$—	$—	$37,583

Total	$37,583	$157,036,434	$—	$157,074,017

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$59,909,394	$—	$59,909,394
Taxable Municipal Securities	—	785,332	—	785,332

Total Investments	$—	$60,694,726	$—	$60,694,726

Futures Contracts	$18,816	$—	$—	$18,816

Total	$18,816	$60,694,726	$—	$60,713,542

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$45,173,502	$—	$45,173,502

Total Investments	$—	$45,173,502	$—	$45,173,502

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$97,492,512	$—	$97,492,512
Taxable Municipal Securities	—	1,831,390	—	1,831,390

Total Investments	$—	$99,323,902	$—	$99,323,902

Futures Contracts	$24,542	$—	$—	$24,542

Total	$24,542	$99,323,902	$—	$99,348,444

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Notes to Financial Statements — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Investments	$—	$124,736,106	$—	$124,736,106
Miscellaneous	—	—	691,852	691,852

Total Investments	$—	$124,736,106	$691,852	$125,427,958

Futures Contracts	$23,724	$—	$—	$23,724

Total	$23,724	$124,736,106	$691,852	$125,451,682

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$63,762,364	$—	$63,762,364

Total Investments	$—	$63,762,364	$—	$63,762,364

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$55,915,935	$—	$55,915,935
Taxable Municipal Securities	—	10,709	—	10,709

Total Investments	$—	$55,926,644	$—	$55,926,644

Futures Contracts	$8,181	$—	$—	$8,181

Total	$8,181	$55,926,644	$—	$55,934,825

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

The California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs.

Level 3 investments held by the New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the year ended November 30, 2016 is not presented.

At November 30, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

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Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively, the “Trusts”), including the portfolios of investments, as of November 30, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2016, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

January 20, 2017

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Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2017 will show the tax status of all distributions paid to your account in calendar year 2016. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trusts. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended November 30, 2016, the Trusts designate the following percentages of distributions from net investment income as exempt-interest dividends:

California Municipal Income Trust	96.22%
Massachusetts Municipal Income Trust	98.55%
Michigan Municipal Income Trust	98.76%
New Jersey Municipal Income Trust	97.88%
New York Municipal Income Trust	99.68%
Ohio Municipal Income Trust	97.47%
Pennsylvania Municipal Income Trust	99.95%

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Dividend Reinvestment Plan

Each Trust offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, LLC, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Trust’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Trust. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

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Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Income Trusts

c/o American Stock Transfer & Trust Company, LLC

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2016, Trust records indicate that there are 15, 27, 12, 32, 24, 23 and 23 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,239, 1,120, 1,265, 1,555, 2,045, 1,501 and 1,608 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

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Management and Organization

Fund Management.  The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO) and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary and EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee serves for a three year term. Each officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Class II Trustee	Until 2019. Trustee since 2007.

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Class II Trustee	Until 2019. Trustee since 2011.

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Class III Trustee	Until 2017. Trustee since 2016.

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Class I Trustee	Until 2018. Trustee since 2014.

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Class I Trustee	Until 2018. Trustee since 2014.

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

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Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Term Expiring; Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Class I Trustee	Until 2018. Trustee since 2014.

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Class III Trustee(5)	Until 2017(4). Chairperson of the Board since 2016 and Trustee since 2003.

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Class III Trustee	Until 2017. Trustee since 2008.

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Class I Trustee	Until 2018. Trustee since 2015.

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Class III Trustee	Until 2017. Trustee since 2011.

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Class II Trustee(5)	Until 2019. Trustee since 2005.

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

Scott E. Wennerholm(3) 1959	Class II Trustee	Until 2019. Trustee since 2016.

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

77

Eaton Vance

Municipal Income Trusts

November 30, 2016

Management and Organization — continued

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Officer Since(6)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)

Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise. Each Trustee holds office until the annual meeting for the year in which his or her term expires and until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal.

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)	Due to a lack of quorum of APS, the Trusts were unable to act on election of Mr. Park. Accordingly, Mr. Park will remain in office and continue to serve as Trustee of the Trusts.
(5)	Preferred Shares Trustee.
(6)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

78

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer and Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

79

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

147    11.30.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice

President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended November 30, 2015 and November 30, 2016 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	11/30/15	11/30/16
Audit Fees	$27,030	$27,330
Audit-Related Fees(1)	$0	$3,500
Tax Fees(2)	$8,024	$8,104
All Other Fees(3)	$0	$0

Total	$35,054	$38,934

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees and specifically include fees incurred to satisfy the requirements of the underwriter in conjunction with the private offering of the registrant’s Institutional MuniFund Term Preferred Shares (iMTP Shares).
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended November 30, 2015 and November 30, 2016; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	11/30/15	11/30/16
Registrant	$8,024	$11,604
Eaton Vance(1)	$53,934	$48,500

(1)	Eaton Vance Management, a subsidiary of Eaton Vance Corp., acts as the registrant’s investment adviser and administrator.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. Ralph F. Verni (Chair), Scott E. Eston, George J. Gorman, William H. Park and Scott E. Wennerholm are the members of the registrant’s audit committee.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer them back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personnel of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Funds. Craig R. Brandon, portfolio manager of Eaton Vance California Municipal Income Trust (“CEV”), Eaton Vance Massachusetts Municipal Income Trust (“MMV”) and Eaton Vance New York Municipal Income Trust (“EVY”), Cynthia J. Clemson, portfolio manager of Eaton Vance Michigan Municipal Income Trust (“EMI”) and Eaton Vance Ohio Municipal Income Trust (“EVO”), and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Income Trust (“EVJ”) and Eaton Vance Pennsylvania Municipal Income Trust (“EVP”), are responsible for the overall and day-to-day management of each Fund’s investments.

Mr. Brandon is a Vice President of EVM, has been a portfolio manager of CEV since January 2014, of MMV since February 2010, of EVY since November 2005, and is Co-Director of the Municipal Investments Group. Ms. Clemson is a Vice President of EVM, has been a portfolio manager of EMI and EVO since July 2015, and is Co-Director of the Municipal Investments Group. Mr. Weigold is a Vice President of EVM, has been a portfolio manager of EVJ since February 2010 and of EVP since October 2007. Messrs. Brandon and Weigold and Ms. Clemson have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of each Fund’s most recent fiscal year end, the number of accounts the portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Craig R. Brandon
Registered Investment Companies	18	$6,077.3	0	$0
Other Pooled Investment Vehicles	1	$192.1	0	$0
Other Accounts	1	$1.1	0	$0

Cynthia J. Clemson
Registered Investment Companies	13	$4,656.3	0	$0
Other Pooled Investment Vehicles	1	$192.1	0	$0
Other Accounts	1	$1.1	0	$0

Adam A. Weigold
Registered Investment Companies	17	$3,217.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
California Municipal Income Trust
Craig R. Brandon	None

Massachusetts Municipal Income Trust
Craig R. Brandon	None

Michigan Municipal Income Trust
Cynthia J. Clemson	None

New Jersey Municipal Income Trust
Adam A. Weigold	None

New York Municipal Income Trust
Craig R. Brandon	None

Ohio Municipal Income
Cynthia J. Clemson	None

Pennsylvania Municipal Income Trust
Adam A. Weigold	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Trust’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Trust and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Trust and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Trust. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of Eaton Vance Corp.’s (“EVC’s”) nonvoting common stock and restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 20, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	January 20, 2017